SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cost of Revenue (Details) - customer	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Number of vendors	1	3
Cost of Revenue | Vendor concentration | Vendor one
Concentration Risk [Line Items]
Concentration Risk, Percentage	21.00%	22.00%
Cost of Revenue | Vendor concentration | Vendor two
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%
Cost of Revenue | Vendor concentration | Vendor three
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%